NET OPERATING REVENUE (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue breakdown
Gross operating revenue		R$ 71,229,553,000	R$ 67,761,022,000	R$ 64,611,536,000
Deductions from gross operating revenue		19,129,402,000	19,719,860,000	20,578,923,000
Taxes		10,654,728,000	11,460,021,000	13,019,110,000
Discounts granted and return of goods		8,474,674,000	8,259,839,000	7,559,813,000
Net operating revenue		R$ 52,100,151,000	48,041,162,000	44,032,613,000
Amount refunded to customers			615,750
Percentage of gross operating revenue's costumer contribution		10.00%
Services
Revenue breakdown
Gross operating revenue	[1]	R$ 63,727,415,000	60,845,159,000	58,263,461,000
Taxes		9,078,822,000	10,080,992,000	11,815,168,000
Discounts granted and return of goods	[2]	6,373,301,000	6,199,625,000	5,533,773,000
Net operating revenue		48,275,292,000	44,564,542,000	40,914,520,000
Sale of goods
Revenue breakdown
Gross operating revenue	[3]	7,502,138,000	6,915,863,000	6,348,075,000
Taxes		1,575,906,000	1,379,029,000	1,203,942,000
Discounts granted and return of goods		2,101,373,000	2,060,214,000	2,026,040,000
Net operating revenue		R$ 3,824,859,000	R$ 3,476,620,000	R$ 3,118,093,000

[1]	These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
[2]	The consolidated balances in the December 31, 2022 include R$615,750, to be refunded to customers as a result of Complementary Law No. 194 of July 23, 2022, which addresses taxes levied in sectors deemed to be essential and indispensable for goods and services, resulting in the reduction of ICMS rate on communications services. The balance was recorded as a contra entry to provisions and contingencies (Note 20).
[3]	These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.